Income Taxes - Provision for Income Tax (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Federal	$ 806	$ (181)	$ 258
State	89	36	(72)
Current Income Tax Expense (Benefit), Total	895	(145)	186
Deferred tax expense	459	973	3,885
Income tax expense	$ 1,354	$ 828	$ 4,071